OTHER LIABILITIES - Debt obligations (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
OTHER LIABILITIES
Next 12 months	$ 216
One to five years	414
More than five years	0
Total obligation-end of period-undiscounted	630
Present value discount adjustment	(54)
Total obligation-end of period-discounted	576
Loan Liabilities
OTHER LIABILITIES
Next 12 months	55
One to five years	135
More than five years	0
Total obligation-end of period-undiscounted	190
Present value discount adjustment	(10)
Total obligation-end of period-discounted	180
Lease Liabilities
OTHER LIABILITIES
Next 12 months	161
One to five years	279
More than five years	0
Total obligation-end of period-undiscounted	440
Present value discount adjustment	(44)
Total obligation-end of period-discounted	$ 396